Financial Liabilities - Other current loans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [line items]
Current loans and borrowings	€ 674,308,000	€ 449,410,000
Non-current loans and borrowings	€ 3,649,484,000	3,592,112,000
Senior Debt Due 2024
Disclosure of offsetting of financial assets [line items]
Debt term	5 years
Principal amount	€ 240,000,000
Current loans and borrowings	223,077,000
Non-current loans and borrowings		€ 218,628
Senior Debt with Two Term Facilities Due 2024
Disclosure of offsetting of financial assets [line items]
Principal amount	225,000,000
Revolving Credit Facility Due 2024
Disclosure of offsetting of financial assets [line items]
Principal amount	€ 15,000,000